EQUITY - Schedule Of Series Of Preferred Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Equity	$ 116,846	$ 97,150
Fixed rate-reset preferred shares | Canada Bond Rate | Preferred shares
Disclosure of classes of share capital [line items]
Period of government bond rate	5 years
Fixed rate-reset preferred shares | Bottom of range | Preferred shares
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	5 years
Fixed rate-reset preferred shares | Bottom of range | Canada Bond Rate | Preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	18000.00%
Fixed rate-reset preferred shares | Top of range | Preferred shares
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	6 years
Fixed rate-reset preferred shares | Top of range | Canada Bond Rate | Preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	41700.00%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,145	4,168
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	531	531
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	739	744
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,270	1,275
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,875	$ 2,893
Series 48 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 48 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,885,972	11,961,701
Series 48 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 244	$ 245
Series 46 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.80%
Series 46 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,740,797	11,810,653
Series 46 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 217	$ 219
Series 44 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	5.00%
Series 44 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,831,929	9,882,879
Series 44 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 187	$ 188
Series 42 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.50%
Series 42 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,887,500	11,943,400
Series 42 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 266	$ 268
Series 40 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.03%
Series 40 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,841,025	11,914,515
Series 40 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 271	$ 273
Series 38 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.40%
Series 38 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,906,132	7,955,948
Series 38 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 179	$ 180
Series 34 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.44%
Series 34 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,876,735	9,926,620
Series 34 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 253	$ 254
Series 32 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	5.06%
Series 32 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,750,299	11,849,808
Series 32 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 297	$ 300
Series 30 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.69%
Series 30 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,787,090	9,852,258
Series 30 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 241	$ 243
Series 28 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	2.73%
Series 28 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,233,927	9,289,397
Series 28 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 232	$ 233
Series 26 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.47%
Series 26 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,770,928	9,840,588
Series 26 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 240	$ 241
Series 24 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.01%
Series 24 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,278,894	9,338,572
Series 24 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 227	$ 228
Series 9 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	2.75%
Series 9 Class A Preferred Shares | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,515,981	1,515,981
Series 9 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 21	$ 21
Series 37 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.90%
Series 37 Class A Preferred Shares | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,830,091	7,888,143
Series 37 Class A Preferred Shares | Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 193	$ 194
Series 36 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.85%
Series 36 Class A Preferred Shares | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,842,909	7,900,764
Series 36 Class A Preferred Shares | Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 197	$ 199
Series 25 Class A Preferred Shares | Canada Treasury Bill Securities | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate		2.00%
Series 25 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,529,133	1,529,133
Series 25 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 38	$ 38
Series 18 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 18 Class A Preferred Shares | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,866,749	7,921,178
Series 18 Class A Preferred Shares | Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 178	$ 179
Series 17 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 17 Class A Preferred Shares | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,840,204	7,901,476
Series 17 Class A Preferred Shares | Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 171	$ 172
Series 15 Class A Preferred Shares | Bankers' Acceptance Rate | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate		0.40%
Series 15 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,000,000	2,000,000
Series 15 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 42	$ 42
Series 13 Class A Preferred Shares | Prime Rate | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage		70.00%
Series 13 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,290,096	9,290,096
Series 13 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 195	$ 195
Series 8 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,476,185	2,476,185
Series 8 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 42	$ 42
Series 4 Class A Preferred Shares | Prime Rate | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage		8.50%
Series 4 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,795,910	2,795,910
Series 4 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 45	$ 45
Series 2 Class A Preferred Shares | Prime Rate | Perpetual Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage		70.00%
Series 2 Class A Preferred Shares | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	10,457,685	10,457,685
Series 2 Class A Preferred Shares | Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 169	$ 169